Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 18, 2018
Registrant Name	dei_EntityRegistrantName	PUTNAM MASSACHUSETTS TAX EXEMPT INCOME FUND/MA/
Central Index Key	dei_EntityCentralIndexKey	0000792288
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	PXMAX
Document Creation Date	dei_DocumentCreationDate	May 17, 2018
Document Effective Date	dei_DocumentEffectiveDate	May 18, 2018
Prospectus Date	rr_ProspectusDate	Sep. 30, 2017
Putnam Massachusetts Tax Exempt Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement Text	PXMAX_SupplementText

Prospectus Supplement	May 18, 2018

Putnam Massachusetts Tax Exempt Income Fund
Putnam Minnesota Tax Exempt Income Fund
Putnam New Jersey Tax Exempt Income Fund
Putnam Ohio Tax Exempt Income Fund
Putnam Pennsylvania Tax Exempt Income Fund
Prospectus dated September 30, 2017

Beginning on May 21, 2018, the funds will offer class R6 shares to:

• employer-sponsored retirement plans that are clients of third-party administrators (including affiliates of Putnam) that have entered into agreements with Putnam;

• investors purchasing shares through an asset-based fee program that is sponsored by a registered broker-dealer or other financial institution;

• investors purchasing shares through a commission-based platform of a registered broker-dealer or other financial institution that charges the shareholder additional fees or commissions, other than those described in the prospectus and statement of additional information, and that has entered into an agreement with Putnam Retail Management to offer class R6 shares through such a program;

• corporations, endowments, foundations and other institutional investors that have been approved by Putnam; and

• unaffiliated investment companies (whether registered or private) that have been approved by Putnam.

The prospectus is supplemented as follows to add information about class R6 shares.

The front cover page is supplemented to add class R6 shares to the list of shares to which the prospectus relates, and to indicate that the fund symbols for class R6 shares are:

• Putnam Massachusetts Tax Exempt Income Fund	PMATX

• Putnam Minnesota Tax Exempt Income Fund	PMVTX

• Putnam New Jersey Tax Exempt Income Fund	PNJRX

• Putnam Ohio Tax Exempt Income Fund	POHRX

• Putnam Pennsylvania Tax Exempt Income Fund	PPTRX

The following information is added to similar disclosure for each fund under Fund summaries — Fees and expenses:

Putnam Massachusetts Tax Exempt Income Fund

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class R6	NONE	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees	Distribution and service (12b-1) fees	Other expenses	Total annual fund operating expenses
Class R6	0.44%	N/A	0.12%=	0.56%

= Other expenses are based on expenses of class A shares for the fund’s last fiscal year, restated to reflect the lower investor servicing fees applicable to class R6 shares.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class R6	$57	$179	$313	$701

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses are based on expenses of class A shares for the fund’s last fiscal year, restated to reflect the lower investor servicing fees applicable to class R6 shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Putnam Massachusetts Tax Exempt Income Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 57
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	179
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	313
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 701

[1]	Other expenses are based on expenses of class A shares for the fund's last fiscal year, restated to reflect the lower investor servicing fees applicable to class R6 shares.